PROVISIONS, CONTINGENCIES AND COMMITMENTS - Other Legal Claims (Details) $ in Thousands, € in Millions, $ in Millions					1 Months Ended														12 Months Ended				156 Months Ended
	Mar. 06, 2020 USD ($) plaintiffs	Mar. 06, 2020 EUR (€) plaintiffs	May 15, 2012 USD ($)	Jan. 08, 2008 USD ($)	Jan. 31, 2022 USD ($) claim	Oct. 31, 2021 USD ($)	Nov. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CAD ($)	Apr. 30, 2017 USD ($)	Nov. 30, 2013 claim	May 31, 2013 USD ($)	Apr. 30, 2013 claim	Jun. 30, 2012 USD ($) claim	Apr. 30, 2011 USD ($)	Apr. 30, 2011 CAD ($)	Jan. 31, 2010 USD ($)	Jun. 30, 2006	Dec. 31, 2021 USD ($) employee claim	Dec. 31, 2020 USD ($) claim	Dec. 31, 2010 USD ($)	Dec. 31, 2006	Dec. 31, 2014 claim	Dec. 31, 2019 USD ($)	Dec. 18, 2014 USD ($)
Disclosure of other provisions [line items]
Provisions																			$ 2,562,000	$ 2,632,000				$ 2,991,000
Losses on litigation settlements																			163,000
Tender offer, exchange ratio																		1.5714
Luxembourg | Significant shareholder
Disclosure of other provisions [line items]
Damages sought				$ 221,000
France | Wrongful termination of contract
Disclosure of other provisions [line items]
Litigation case, term of contract																						20 years
France | Association Actionnaires d'Arcelor
Disclosure of other provisions [line items]
Damages sought	$ 442,000	€ 390	$ 282,000
Number of plaintiffs | plaintiffs	2	2
Various other legal claims
Disclosure of other provisions [line items]
Provisions																			244,000
Other legal claims
Disclosure of other provisions [line items]
Provisions																			$ 244,000	$ 207,000				$ 231,000
Other legal claims | Shareholder of Siderurgica Tres Lagoas
Disclosure of other provisions [line items]
Damages sought										$ 33,000
Other legal claims | Shareholder of Siderurgica Tres Lagoas | Forecast
Disclosure of other provisions [line items]
Damages awarded						$ 50,000
Other legal claims | Canada
Disclosure of other provisions [line items]
Damages sought															$ 764,000	$ 1,000.0
Amount awarded to other party								$ 5,000	$ 6.5
Other legal claims | Italy | Memorandum of agreement
Disclosure of other provisions [line items]
Business combination expected consideration																	$ 114,000
Estimate of possible loss																									$ 29,000
Other legal claims | Italy | Bottom of range | Memorandum of agreement
Disclosure of other provisions [line items]
Damages sought												$ 46,000					17,000
Other legal claims | Italy | Top of range | Memorandum of agreement
Disclosure of other provisions [line items]
Damages sought												$ 73,000					$ 29,000
Other legal claims | Luxembourg
Disclosure of other provisions [line items]
Number of claims | claim														59
Damages sought														$ 67,000
Number of claims pending | claim														4
Number of dismissed claims | claim											2		2
Other legal claims | France
Disclosure of other provisions [line items]
Number of claims pending | claim																			300,000,000	324,000,000
Losses on litigation settlements																			$ 5,480	$ 4,790
Professional fees expense																			220	200
Payments for settlements																			5,260	$ 4,590
Other legal claims | France | Wrongful termination of contract
Disclosure of other provisions [line items]
Damages sought																					$ 187,000
Damages sought of counterclaim value																					$ 232,000
Damages awarded							$ 3,000
Other legal claims | France | Bottom of range
Disclosure of other provisions [line items]
Damages sought																			22,000,000
Other legal claims | France | Top of range
Disclosure of other provisions [line items]
Damages sought																			$ 680,000,000
Other legal claims | Acindar Industria Argentina de Aceros S.A. ("Acindar")
Disclosure of other provisions [line items]
Number of claims | claim																							39
Damages sought					$ 119,000
Number of claims pending | claim					22
Number of claims pending within the Administrative Branch of Customs Office Authority | claim					7
Number of pending claims appealed | claim					15
Other legal claims | ArcelorMittal Brasil S.A. | SINDIMETAL case
Disclosure of other provisions [line items]
Number of employees impacted | employee																			2,500